Document and Entity Information	Feb. 01, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 01, 2021
Entity File Number	000-55983
Entity Registrant Name	Meridian Corp
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	83-1561918
Entity Address, Address Line One	9 Old Lincoln Highway
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	568-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	MRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001750735
Amendment Flag	true
Amendment Description	This Amendment No.1 to the Current Report on Form 8-K is being filed solely to correct a typographical error in a date contained in Item 8.01 and Exhibit 99.1.